Lease Arrangements (Tables)	9 Months Ended
Sep. 30, 2019
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Right-of-use assets
a.	Right-of-use assets—2019

September 30, 2019
Carrying amounts

Buildings	$794,403

For the nine months ended September 30, 2019
Additions to right-of-use-assets	$882,670
Depreciation charge for right-of-use assets
Buildings	$201,411

Lease liabilities
b.	Lease liabilities—2019

September 30, 2019
Carrying amounts

Current	$194,437
Non-current	625,156

$819,593

Discount rate for lease liabilities was as follows:

September 30, 2019
Buildings	6.0%

Other lease information
d.	Other lease information
2019

For the nine months ended September 30, 2019
Expenses relating to short-term leases	$216,201

Expenses relating to low-value asset leases	$6,198

Total cash outflow for leases	$425,821

Disclosure Of Detailed Information About Lease Commitments Explanatory	All lease commitments with lease terms commencing after the balance sheet dates are as follows:

September 30, 2019
Lease commitments	$98,067

Schedule of Future Minimum Lease Payments of Non - Cancellable Operating Lease Commitments
The future minimum lease payments of
non-cancellable
operating lease commitments are as follows:

December 31, 2018
Not later than 1 year	$493,534
Later than 1 year and not later than 5 years	105,859

$599,393